Leases (Tables)	12 Months Ended
Mar. 31, 2014
Leases [Abstract]
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2013	2014
Machinery, equipment and others	63,008	135,619
Film costs	9,147	9,348
Accumulated amortization	(36,287)	(59,352)

	35,868	85,615

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2014:

Fiscal year ending March 31	Yen in millions
2015	34,910
2016	29,769
2017	9,455
2018	3,325
2019	3,338
Later fiscal years	5,509

Total minimum lease payments	86,306
Less — Amount representing interest	2,057

Present value of net minimum lease payments	84,249
Less — Current obligations	34,442

Long-term capital lease obligations	49,807

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2014 are as follows:

Fiscal year ending March 31	Yen in millions
2015	62,152
2016	50,028
2017	37,980
2018	28,512
2019	17,680
Later fiscal years	106,145

Total minimum future rentals	302,497